Restricted Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Assets [Line Items]
After-tax profits	10.00%
Registered capital taxes	50.00%
Statutory reserve	$ 1,737	$ 789
PRC [Member]
Restricted Assets [Line Items]
Statutory reserve	$ 3,200	$ 2,300